Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair Value Measurements
Time deposits-short term	$ 4,703,652		¥ 19,361,098		¥ 30,603,369
Time deposits-long term	15,370		550,000		100,000
Available-for-sale securities			855,728		828,260
Other short-term investments			11,582,116		9,742,663
Total			32,348,942		41,274,292
Impairment charges of certain cost method investments	$ 8,997	¥ 58,537	278,906	¥ 12,037
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Time deposits-short term			19,361,098		30,603,369
Time deposits-long term			550,000		100,000
Available-for-sale securities			855,728		828,260
Total			20,766,826		31,531,629
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Other short-term investments			11,582,116		9,742,663
Total			11,582,116		¥ 9,742,663
Significant Unobservable Inputs (Level 3) | Certain of equity investments
Fair Value Measurements
Impairment charges of certain cost method investments		¥ 58,500	¥ 12,200